Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) - USD ($)	Oct. 31, 2017	Oct. 31, 2016
Long-term Loan	$ 6,670,333	$ 6,945,994
Less current installments	250,726	294,214
Long-term debt, excluding current installments	6,419,607	6,651,780
Virginia Real Estate Loan [Member]
Long-term Loan	4,960,738	5,165,785
North Carolina Real Estate Loan [Member]
Long-term Loan	$ 1,709,595	$ 1,780,209